BALANCE SHEET COMPONENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets		$ 600		$ 600			$ 1,200
Other receivables						$ 700
Depreciation		100	$ 100	193	$ 264
Investment in SAFE		1,500		1,500			1,500
Simple Agreement Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE		$ 1,500		$ 1,500			$ 1,500
Issuance initial public offering	$ 1,500
Simple Agreement Future Equity [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE	$ 1,500